Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current U.S. federal income tax provision	$ 400	$ 58	$ 140
Deferred U.S. federal income tax provision / (benefit)	46	170	(6)
Total federal income tax provision	446	228	134
Current state and local income tax provision	372	4	21
Deferred state and local income tax (benefit) / provision	(222)	23	(1)
Total state and local income tax provision	150	27	20
Total non-U.S. income tax provision	15	9	0
Total provision for income taxes	$ 611	$ 264	$ 154